UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eastover Investment Advisors LLC
Address:   5605 Carnegie Blvd.
	   Suite 375
           Charlotte, NC 28209


13F File Number: NA

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carla Roach
Title:  Chief Compliance Officer
Phone:  704-336-6818 or 229-225-1500
Signature, Place, and Date of Signing: Carla Roach  December 6, 2012

   Carla Roach,  Thomasville, GA Chief Compliance Officer

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101     1147 12407.00 SH       SOLE                 12407.00
Abbott Labs                    Com              002824100     1134 16538.00 SH       SOLE                 16538.00
Altria Group Incorporated      Com              02209S103     1147 34363.00 SH       SOLE                 34363.00
American Wtr Wks Company Incor Com              030420103      991 26743.00 SH       SOLE                 26743.00
At&t Incorporated              Com              00206R102     1297 34403.00 SH       SOLE                 34403.00
Becton Dickinson & Company     Com              075887109     1118 14231.00 SH       SOLE                 14231.00
Bristol Myers Squibb Company   Com              110122108     1024 30340.00 SH       SOLE                 30340.00
Chevron Corporation New        Com              166764100     1415 12141.00 SH       SOLE                 12141.00
Chubb Corporation              Com              171232101     1322 17330.00 SH       SOLE                 17330.00
Clorox Company Del             Com              189054109      978 13577.00 SH       SOLE                 13577.00
Diageo P L C Spon Adr New (UNI Com              25243Q205     1112  9866.00 SH       SOLE                  9866.00
Duke Energy Corporation New Co Com              26441C204     1071 16526.00 SH       SOLE                 16526.00
Eastover Holding Company (PRIV Com              277900916        0 10000.00 SH       SOLE                 10000.00
Emerson Electric Co            Com              291011104      213  4405.00 SH       SOLE                  4405.00
Exxon Mobil Corporation        Com              30231G102     1152 12596.00 SH       SOLE                 12596.00
Fluor Corporation New          Com              343412102     1096 19474.00 SH       SOLE                 19474.00
Home Depot Incorporated        Com              437076102     1140 18887.00 SH       SOLE                 18887.00
Honeywell International Incorp Com              438516106     1175 19661.00 SH       SOLE                 19661.00
Intel Corp                     Com              458140100      969 42752.00 SH       SOLE                 42752.00
International Business Machine Com              459200101     1115  5373.00 SH       SOLE                  5373.00
Johnson & Johnson              Com              478160104     1114 16169.00 SH       SOLE                 16169.00
Kimberly Clark Corporation     Com              494368103     1103 12862.00 SH       SOLE                 12862.00
Kinder Morgan Energy Partners  Com              494550106     1048 12698.00 SH       SOLE                 12698.00
McDonalds Corp                 Com              580135101     1185 12920.00 SH       SOLE                 12920.00
Merck                          Com              589331107     1211 26858.00 SH       SOLE                 26858.00
Microsoft Corporation          Com              594918104     1100 36969.00 SH       SOLE                 36969.00
Oracle Corp Com                Com              68389X105      980 31153.00 SH       SOLE                 31153.00
Pepsico Inc                    Com              713448108     1167 16489.00 SH       SOLE                 16489.00
Procter & Gamble Co            Com              742718109     1202 17326.00 SH       SOLE                 17326.00
Target Corp                    Com              87612E106      922 14531.00 SH       SOLE                 14531.00
Tortoise Energy Infrstrctr Cp  Com              89147L100      959 23684.00 SH       SOLE                 23684.00
Verizon Communications         Com              92343V104     1170 25677.00 SH       SOLE                 25677.00
Yadkin Valley Financial Corpor Com              984314104      122 36689.00 SH       SOLE                 36689.00
Ishares Tr Index Dj Sel Div In                  464287168      187 3249.000 SH       SOLE                 3249.000
Ishares Tr Us Pfd Stk Idx                       464288687      223     5585 SH       SOLE                     5585
Federated Strategic Value Divi                  314172586      204 39911.126SH       SOLE                39911.126
Nuveen High Yield Municipal Bo                  67065Q749       87 5145.458 SH       SOLE                 5145.458
Spdr Gold Tr Gold Shs                           78463V107      357 2075.000 SH       SOLE                 2075.000
Blackrock Global Allocation Fu                  09251T103      335 17139.427SH       SOLE                17139.427